Investment in joint ventures and associates - Investments in joint ventures and associates accounted for using the equity method of accounting (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [Line Items]
Description of whether investment in associate is measured using equity method or at fair value	Woori G Oncorp Corporate support of Major Industry General Type Private Placement Investment Trust (Type 2) and other 13 joint ventures and associates can exercise significant influence but was classified as an item measured at fair value through profit or loss.
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other financial services	Other financial services
Percentage of ownership	20.00%	20.00%	20.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Korea Finance Security Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Security service	Security service
Percentage of ownership	15.00%	15.00%	15.00%
Location	Korea	Korea
Financial statements as of	2022.11.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate	Most of the significant business transactions of associates are with the Group as of December 31, 2022 and 2021.	Most of the significant business transactions of associates are with the Group as of December 31, 2022 and 2021.
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other financial services	Other financial services
Percentage of ownership	23.10%	23.10%	23.10%
Location	Korea	Korea
Financial statements as of	2022.12.31
NK Eng Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Manufacturing	Manufacturing
Percentage of ownership	23.10%	23.10%
Location	Korea	Korea
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Reading Doctors Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other services	Other services
Percentage of ownership		35.40%
Location	Korea	Korea
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Cultizm Korea LTD Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Wholesale and retail sales	Wholesale and retail sales
Percentage of ownership		31.30%
Location	Korea	Korea
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Sejin construction Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Construction	Construction
Percentage of ownership	29.60%	29.60%
Location	Korea	Korea
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Korea Credit Bureau Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Credit information	Credit information
Percentage of ownership	9.90%	9.90%	9.90%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Wongwang Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Wholesale and real estate	Wholesale and real estate
Percentage of ownership	29.00%	29.00%
Location	Korea	Korea
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
W Service Networks Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Freight & staffing services	Freight & staffing services
Percentage of ownership	4.90%	4.90%	4.90%
Location	Korea	Korea
Financial statements as of	2022.11.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of nature of entity's relationship with associate	Most of the significant business transactions of associates are with the Group as of December 31, 2022 and 2021.	Most of the significant business transactions of associates are with the Group as of December 31, 2022 and 2021.
ARES-TECH Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Electronic component manufacturing	Electronic component manufacturing
Percentage of ownership	23.40%	23.40%
Location	Korea	Korea
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other financial services	Other financial services
Percentage of ownership	100.00%	100.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
LOTTE CARD Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Credit card and installment financing	Credit card and installment financing
Percentage of ownership	20.00%	20.00%	20.00%
Location	Korea	Korea
Financial statements as of	2022.9.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other financial services	Other financial services
Percentage of ownership	25.00%	25.00%	25.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	It was dissoluted and will be liquidated.	It was dissoluted and will be liquidated.
K BANK Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Finance	Finance
Percentage of ownership	12.60%	12.60%	26.20%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Partner One Value Up I Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other financial services	Other financial services
Percentage of ownership	23.30%	23.30%	23.30%
Location	Korea	Korea
Financial statements as of	2022.12.31
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other financial services	Other financial services
Percentage of ownership	25.00%	25.00%	25.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Union Technology Finance Investment Association
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Trust and collective investment	Trust and collective investment
Percentage of ownership	29.70%	29.70%	29.70%
Location	Korea	Korea
Financial statements as of	2022.12.31
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other financial services	Other financial services
Percentage of ownership	20.00%	20.00%	20.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Dicustody Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other information technology and computer operation related services	Other information technology and computer operation related services
Percentage of ownership	1.00%	1.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Beomgyo., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Telecommunication equipment retail sales	Telecommunication equipment retail sales
Percentage of ownership	23.10%	23.10%
Location	Korea	Korea
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Genesis Environmental Energy Company 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Trust and collective investment	Trust and collective investment
Percentage of ownership		24.80%	24.80%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	It was excluded due to liquidation.	It was excluded due to liquidation.
Japanese Hotel Real Estate Private Equity Fund No. 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Other financial services	Other financial services
Percentage of ownership	19.90%	19.90%	19.90%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Seoul Beltway Private Special Asset Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Trust and collective investment	Trust and collective investment
Percentage of ownership	25.00%	25.00%	25.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Short-term Bond Securities Investment Trust (Bond) ClassC-F
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Collective investment business	Collective investment business
Percentage of ownership	27.90%	14.50%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori MultiReturn Securities Investment Trust 3 (Balanced Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank	Woori Bank
Main business	Collective investment business	Collective investment business
Percentage of ownership		20.00%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
WOORI TAERIM 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Financial Capital Co., Ltd	Woori Financial Capital Co., Ltd
Main business	Other financial services	Other financial services
Percentage of ownership	25.60%	25.60%	25.60%
Location	Korea	Korea
Financial statements as of	2022.12.31
PortoneCape Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Financial Capital Co., Ltd	Woori Financial Capital Co., Ltd
Main business	Other financial services	Other financial services
Percentage of ownership	20.00%	20.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
KIWOOM WOORI Financial 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Financial Capital Co., Ltd	Woori Financial Capital Co., Ltd
Main business	Other financial services	Other financial services
Percentage of ownership	9.10%	9.10%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	The Group can participate as a co-operator to exert significant influence.	The Group can participate as a co-operator to exert significant influence.
DeepDive WOORI 20211 Financial Investment Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Financial Capital Co., Ltd	Woori Financial Capital Co., Ltd
Main business	Other financial services	Other financial services
Percentage of ownership	11.90%	11.90%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	The Group can participate as a co-operator to exert significant influence.	The Group can participate as a co-operator to exert significant influence.
Darwin Green Packaging Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Financial Capital Co., Ltd	Woori Financial Capital Co., Ltd
Main business	Other financial services	Other financial services
Percentage of ownership	20.40%	20.40%
Location	Korea	Korea
Financial statements as of	2022.12.31
Woori FirstValue Private Real Estate Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Investment Bank Co., Ltd	Woori Investment Bank Co., Ltd
Main business	Real estate business	Real estate business
Percentage of ownership	12.00%	12.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
WooriG Real Infrastructure Blind General Type Private Placement Investment Trust
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Investment Bank Co., Ltd	Woori Investment Bank Co., Ltd
Main business	Investment trust and discretionary investment business	Investment trust and discretionary investment business
Percentage of ownership	0.10%	0.30%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori Star50 Master Fund ClassC-F
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Asset Management Co. Ltd	Woori Asset Management Co. Ltd
Main business	Collective investment business	Collective investment business
Percentage of ownership	17.90%
Location	Korea	Korea
Financial statements as of	2022.12.31
Woori Hanhwa Eureka Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Private Equity Asset Management Co., Ltd.	Woori Private Equity Asset Management Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership		0.80%	0.80%
Location	Korea	Korea
Aarden Woori Apparel 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Private Equity Asset Management Co., Ltd.	Woori Private Equity Asset Management Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	0.50%	0.50%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Godo Kaisha Oceanos 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Japanese Hotel Real Estate Private Equity Fund 1	Japanese Hotel Real Estate Private Equity Fund 1
Main business	Other financial services	Other financial services
Percentage of ownership	47.80%	47.80%	47.80%
Location	Japan	Japan
Financial statements as of	2022.10.31
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Woori Zip 1
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori G Japan Private Placement Real Estate Master Investment Trust No.2	Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business	Other financial services	Other financial services
Percentage of ownership	64.00%	63.90%
Location	Japan	Japan
Financial statements as of	2022.9.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Woori Zip 2
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori G Japan Private Placement Real Estate Master Investment Trust No.2	Woori G Japan Private Placement Real Estate Master Investment Trust No.2
Main business	Other financial services	Other financial services
Percentage of ownership	64.00%	63.80%
Location	Japan	Japan
Financial statements as of	2022.9.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Dongwoo C C Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Construction	Construction
Percentage of ownership	24.50%	24.50%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
SJCO Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Aggregate transportation and wholesale	Aggregate transportation and wholesale
Percentage of ownership	29.80%	29.70%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
G2 Collection Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Wholesale and retail sales	Wholesale and retail sales
Percentage of ownership	29.20%	29.20%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
The Base Enterprise Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Manufacturing	Manufacturing
Percentage of ownership		48.40%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Kyesan Engineering Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Construction	Construction
Percentage of ownership	23.30%	23.30%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Good Software Lap Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Service	Service
Percentage of ownership	29.40%	29.40%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
QTS Shipping Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Complex transportation brokerage	Complex transportation brokerage
Percentage of ownership		49.80%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
DAEA SNC Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Wholesale and retail sales	Wholesale and retail sales
Percentage of ownership	25.50%	25.50%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Force TEC Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Manufacturing	Manufacturing
Percentage of ownership	24.50%	24.50%
Location	Korea	Korea
Financial statements as of	2022.9.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
PREXCO Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Manufacturing	Manufacturing
Percentage of ownership	28.10%	28.10%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
JiWon Plating Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Plating	Plating
Percentage of ownership	20.80%	20.80%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.	There is no investment balance as of December 31, 2022 and 2021.
Youngdong Sea Food Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Processed sea food manufacturing	Processed sea food manufacturing
Percentage of ownership	24.50%	24.50%
Location	Korea	Korea
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Description of nature of entity's relationship with associate	There is no investment balance as of December 31, 2022 and 2021.
KUM HWA Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Telecommunication equipment retail sales	Telecommunication equipment retail sales
Percentage of ownership	20.10%	20.10%
Location	Korea	Korea
Financial statements as of	2022.09.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Jinmyung Plus Co., Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori card Co., Ltd	Woori bank and Woori card Co., Ltd
Main business	Manufacturing	Manufacturing
Percentage of ownership	21.30%	21.30%
Location	Korea	Korea
Financial statements as of	2022.09.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
JC Assurance No.2 Private Equity Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	23.50%	24.40%	29.30%
Location	Korea	Korea
Financial statements as of	2022.09.30
Description of reason why using different reporting date or period for associate	The equity method was applied using the most recent financial statements available from the settlement date because no financial statements were available at the end of the reporting period and the significant transactions or events that occurred between the end of the reporting period of the associate and the end of the reporting period of the subsidiary were duly reflected.
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Dream Company Growth no.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	27.80%	27.80%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
HMS-Oriens 1st Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	22.80%	22.80%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori G Senior Loan Private Placement Investment Trust No.1
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business	Collective investment business	Collective investment business
Percentage of ownership	21.70%	21.70%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Genesis Eco No.1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	29.00%	29.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Paratus Woori Material Component Equipment joint venture company [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	29.90%	29.90%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Midas No. 8 Private Equity Joint Venture Company
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori Financial Capital Co., Ltd.	Woori bank and Woori Financial Capital Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	28.50%	28.50%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
PCC-Woori LP Secondary Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank and Woori Investment Bank Co., Ltd.	Woori Bank and Woori Investment Bank Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	38.80%	38.80%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori High Plus Shortterm High Graded ESG Bond Sec Feeder Inv Trust 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori bank and Woori Asset Management Co., Ltd.	Woori bank and Woori Asset Management Co., Ltd.
Main business	Collective investment business	Collective investment business
Percentage of ownership		27.50%
Location	Korea	Korea
Financial statements as of	0
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
Woori-Q Corporate Restructuring Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank and Woori Private Equity Asset Management Co., Ltd.	Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	35.60%	38.10%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
WooriShinyoung GrowthCap Private Equity Fund I
Disclosure of investments in associates and joint ventures [Line Items]
Investor	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Bank Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Main business	Other financial services	Other financial services
Percentage of ownership	35.00%	35.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.	Two or more subsidiaries may invest or operate to exert significant influence on the decision-making process for activities related to the investee.
IGEN2022No. 1 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	24.80%
Location	Korea	Korea
Financial statements as of	2022.12.31
Synaptic Green No.1 PEF
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	21.10%
Location	Korea	Korea
Financial statements as of	2022.12.31
Orchestra Private Equity Fund IV
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	28.20%
Location	Korea	Korea
Financial statements as of	2022.12.31
Australia Green Energy 1st PEF
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	4.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Woori Dyno 1st Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	19.60%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.	The Group can participate in decision-making body and exercise significant influence over financial policies and operational policies decision making of the associates.
Woori Together TDF 2030
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Collective investment business	Collective investment business
Percentage of ownership	23.80%
Location	Korea	Korea
Financial statements as of	2022.12.31
Woori Together TDF 2025
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Collective investment business	Collective investment business
Percentage of ownership	23.60%
Location	Korea	Korea
Financial statements as of	2022.12.31
Woori BIG2 Plus Securities Investment Trust (Balanced Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Collective investment business	Collective investment business
Percentage of ownership	23.10%
Location	Korea	Korea
Financial statements as of	2022.12.31
Description of reasons why presumption that interest of less than twenty per cent in associate is overcome	It was reclassified to associate from subsidiary resulted from the loss of control along with the changes in percentage of ownership.	It was reclassified to associate from subsidiary resulted from the loss of control along with the changes in percentage of ownership.
Koreawide partners 2nd Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	26.70%
Location	Korea	Korea
Financial statements as of	2022.12.31
DS Power Semicon Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	21.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Woori Safe Plus General Type Private Investment Trust S8(Bond)
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Collective investment business	Collective investment business
Percentage of ownership	9.20%
Location	Korea	Korea
Financial statements as of	2022.12.31
STASSETS FUND III
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	28.30%
Location	Korea	Korea
Financial statements as of	2022.12.31
BTS 2nd Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other financial services	Other financial services
Percentage of ownership	20.00%
Location	Korea	Korea
Financial statements as of	2022.12.31
Joongang Network Solution Co.,Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Other information technology and computer operation related services	Other information technology and computer operation related services
Percentage of ownership	25.30%
Location	Korea	Korea
Orient Shipyard Co., Ltd.
Disclosure of investments in associates and joint ventures [Line Items]
Main business	Manufacture of sections for ships	Manufacture of sections for ships
Percentage of ownership	22.70%
Location	Korea	Korea
Financial statements as of	2022.12.31